Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision of income tax
	For the years ended December 31,
	2021	2020	2019
Current income tax provision	$72,733	$1,538,273	$427,359
Deferred income taxes benefit	(263,249)	(6,043)	-
Total	$(190,516)	$1,532,230	$427,359

Schedule of effective income tax rate reconciliation
	For the years ended December 31,
	2021	2020	2019
China Statutory income tax rate	25.0%	25.0%	25.0%
Losses in tax-exempted non-PRC entities	(7.7)%	4.9%	-
Change of valuation allowance	(15.4)%	-	-
Non-deductible expenses-permanent difference	1.0%	-	0.1%
Effective tax rate	2.9%	29.9%	25.1%

Schedule of deferred tax assets
	December 31,	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforward	$959,537	$-
Inventory reserve	90,128	6,380
Allowance for doubtful accounts	114,377
Valuation allowance on net operating loss	(890,517)	-
Total	$273,525	$6,380

Schedule of tax payable
	December 31, 2021	December 31, 2020
VAT tax payable	$7,928	$83,153
Income tax payable	6,661	907,133
Other taxes payable	28,430	21,489
Total	$43,019	$1,011,775